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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses and statements of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 31 filed on November 23, 1999 and effective December 1, 1999 pursuant to Rule 485(b):

         1. Prospectus, dated December 1, 1999, relating to the AmSouth Funds' Class A and Class B Shares;

         2. Prospectus, dated December 1, 1999, relating to the AmSouth Funds' Trust Shares;

         3. Prospectus, dated December 1, 1999, relating to the AmSouth Institutional Money Market Funds;

         4. Statement of Additional Information, dated December 1, 1999, relating to the AmSouth Funds; and

         5. Statement of Additional Information, dated December 1, 1999, relating to the AmSouth Institutional Money Market Funds.


The text of Post-Effective Amendment No. 31 was filed electronically.


                                   AmSouth Funds
                                   Registrant



                                   John F. Calvano*
                                   ------------------------------------
                                   President


                                   *By Alan G. Priest
                                   ------------------------------------
                                   Alan G. Priest
                                   Attorney in Fact

December 1, 1999